Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Summary of Accounts Receivable, Net

	July 2,	January 2,
	2016	2016
Trade accounts receivable	$205,132	$133,418
Retention receivables	9,801	13,217
Receivables from related parties	673	635
Accounts receivable	215,606	147,270
Less: Allowance for doubtful accounts	(2,558)	(1,726)
Accounts receivable, net	$213,048	$145,544

Accounts receivable, net consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Trade accounts receivable	$133,418	$131,060
Retention receivables	13,217	12,053
Receivables from related parties	635	333

Accounts receivable	147,270	143,446
Less: Allowance for doubtful accounts	(1,726)	(2,144)

Accounts receivable, net	$145,544	$141,302